Note 13 - Common Stock Options outstanding (Details) (Common Stock Options, USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Common Stock Options
Range of Exercise Prices, minimum	$ 0.08
Range of Exercise Prices, maximum	$ 0.25
Options Outstanding, Ending	6,415,000	9,364,000	7,350,000
Weighted Average Remaining Contractual Life	9 months 6 days
Weighted Average Exercise Price, Ending	$ 0.18	$ 0.19	$ 0.19
Options Exercisable, Ending	6,415,000
Weighted Average Exercise Price, Options Exercisable	$ 0.18